STOCKHOLDERS' EQUITY (Details)			6 Months Ended	12 Months Ended
	Jun. 29, 2022 shares	May 27, 2022 shares	Jun. 30, 2022 Vote shares	Dec. 31, 2021 Vote shares
Class of Stock [Line Items]
Number of votes, common shares | Vote			1	1
Preferred shares, outstanding (in shares)			0	0
Preferred stock available for issuance			10,000,000	10,000,000
Investor relations services
Class of Stock [Line Items]
Issuance of common shares to vendor (in shares)		22,473
Internet advertisement contract services
Class of Stock [Line Items]
Issuance of common shares to vendor (in shares)	360,000